Employee Benefit Plans (Fair Value Of Annuity Contract With Unobservable Inputs) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Purchases, issuances, sales and settlements:
Fair value of plan assets at end of year	$ 87,106	$ 70,052
Significant Unobservable Inputs (Level 3) [Member]
Purchases, issuances, sales and settlements:
Fair value of plan assets at end of year	358	400
Group Annuity Contract [Member]
Purchases, issuances, sales and settlements:
Fair value of plan assets at end of year	358	400
Group Annuity Contract [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	400	432
Actual return on plan assets:
Relating to assets still held at the reporting date	16	31
Purchases, issuances, sales and settlements:
Settlements	(58)	(63)
Fair value of plan assets at end of year	$ 358	$ 400